Financial risk management - Allowance for credit losses on trade receivables estimated using a provision matrix (Details) - Trade receivables $ in Thousands	Dec. 31, 2025 USD ($)
Financial risk management
Weighted average expected loss rate	25.26%
Current
Financial risk management
Weighted average expected loss rate	8.80%
1-90 days
Financial risk management
Weighted average expected loss rate	26.40%
90-180 days
Financial risk management
Weighted average expected loss rate	94.25%
Over 180 days
Financial risk management
Weighted average expected loss rate	100.00%
Gross carrying amount
Financial risk management
Financial asset	$ 7,345
Gross carrying amount | Current
Financial risk management
Financial asset	4,843
Gross carrying amount | 1-90 days
Financial risk management
Financial asset	1,437
Gross carrying amount | 90-180 days
Financial risk management
Financial asset	261
Gross carrying amount | Over 180 days
Financial risk management
Financial asset	804
Allowance for credit losses
Financial risk management
Financial asset	1,855
Allowance for credit losses | Current
Financial risk management
Financial asset	426
Allowance for credit losses | 1-90 days
Financial risk management
Financial asset	379
Allowance for credit losses | 90-180 days
Financial risk management
Financial asset	246
Allowance for credit losses | Over 180 days
Financial risk management
Financial asset	$ 804